Intangible assets, net (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY
Intangible assets, net
Cord blood bank operating rights	$ 22,300	138,628	138,628
Less: Accumulated amortization	(2,908)	(18,079)	(13,458)
Total intangible assets, net	$ 19,392	120,549	125,170